Summary of Significant Accounting Policies, Revenue Recognition (Details)	12 Months Ended
Dec. 31, 2021
Minimum [Member]
Revenue Recognition [Abstract]
Payment and completion of the performance obligation period	1 year
Maximum [Member]
Revenue Recognition [Abstract]
Warranty period	2 years